RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DHC Acquisition Corp [Member]
SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS

	As previously Reported	Adjustments	As Revised
Unaudited Condensed Balance Sheet as of March 31, 2023
Additional paid-in capital	$—	$4,515,979	$4,515,979
Accumulated deficit	(16,858,739)	(4,515,979)	(21,374,718)
Unaudited Condensed Statement of Operations for the Three Months Ended March 31, 2023
Expense related to non-redemption agreements	$—	$7,291,533	$7,291,533
Net income (loss)	2,078,069	(7,291,533)	(5,213,464)
Basic and diluted net income per share, Class A ordinary shares	0.06	(0.21)	(0.15)
Weighted average shares outstanding of Class B ordinary shares	0.06	(0.21)	(0.15)
Unaudited Condensed Statement of Changes in Shareholders’ Deficit for the Three Months Ended March 31, 2023
Shareholder non-redemption agreement	$(744,274)	$744,274	$—
Contribution by Sponsor	744,274	6,547,259	7,291,533
Additional paid-in capital	—	4,515,979	4,515,979
Accumulated deficit	(16,858,739)	(4,515,979)	(21,374,718)

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	As previously Reported	Adjustments	As Revised
Unaudited Condensed Statement of Cash Flows for the Three Months Ended March 31, 2023
Net income (loss)	$2,078,069	$(7,291,533)	$(5,213,464)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	—	7,291,533	7,291,533
Net cash used in operation activities	(109,262)	—	(109,262)
Unaudited Condensed Balance Sheet as of June 30, 2023
Additional paid-in capital	$—	$3,996,669	$3,996,669
Accumulated deficit	(17,634,384)	(3,996,669)	(21,631,053)
Unaudited Condensed Statement of Operations for the Six Months Ended June 30, 2023
Expense related to non-redemption agreements	$—	$7,291,533	$7,291,533
Net income (loss)	1,821,734	(7,291,533)	(5,469,799)
Basic and diluted net income per share, Class A ordinary shares	0.08	(0.32)	(0.24)
Weighted average shares outstanding of Class B ordinary shares	0.08	(0.32)	(0.24)
Unaudited Condensed Statement of Changes in Shareholders’ Deficit for the Six Months Ended June 30, 2023
Additional paid-in capital	$—	$3,996,669	$3,996,669
Accumulated deficit	(17,634,384)	(3,996,669)	(21,631,053)
Unaudited Condensed Statement of Cash Flows for the Six Months Ended June 30, 2023
Net income (loss)	$1,821,734	$(7,291,533)	$(5,469,799)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	—	7,291,533	7,291,533
Net cash used in operation activities	(482,314)	—	(482,314)
Unaudited Condensed Balance Sheet as of September 30, 2023
Additional paid-in capital	$—	$3,423,088	$3,423,088
Accumulated deficit	(19,797,848)	(3,423,088)	(23,220,936)

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	As previously Reported	Adjustments	As Revised
Unaudited Condensed Statement of Operations for the Nine Months Ended September 30, 2023
Expense related to non-redemption agreements	$—	$7,291,533	$7,291,533
Net income (loss)	231,821	(7,291,533)	(7,059,712)
Basic and diluted net income per share, Class A ordinary shares	0.01	(0.37)	(0.36)
Weighted average shares outstanding of Class B ordinary shares	0.01	(0.37)	(0.36)
Unaudited Condensed Statement of Changes in Shareholders’ Deficit for the Nine Months Ended September 30, 2023
Additional paid-in capital	$—	$3,423,088	$3,423,088
Accumulated deficit	(19,797,848)	(3,423,088)	(23,220,936)
Unaudited Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2023
Net income (loss)	$231,821	$(7,291,533)	$(7,059,712)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	—	7,291,533	7,291,533
Net cash used in operation activities	(726,761)	—	(726,761)